Acquisitions and Dispositions	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
Acquisitions and Dispositions

3. Acquisitions and Dispositions

On January 20, 2017, Nucor used cash on hand to acquire Republic Conduit (“Republic”) for a purchase price of $331.6 million. Republic produces steel electrical conduit primarily used to protect and route electrical wiring in various nonresidential structures such as hospitals, office buildings and stadiums. With its two facilities located in Kentucky and Georgia, Republic had shipments of approximately 140,000 tons in 2017. This acquisition not only further expands Nucor’s product portfolio to include steel electrical conduit and it is an important, value-added channel to market for Nucor’s sheet mills. Republic’s financial results are included as part of the steel products segment (see Note 22).

We have allocated the purchase price for Republic to its individual assets acquired and liabilities assumed.

The following table summarizes the fair values of the assets acquired and liabilities assumed of Republic as of the date of acquisition (in thousands):

Cash	$206
Accounts receivable	39,177
Inventory	33,561
Other current assets	1,101
Property, plant and equipment	67,412
Goodwill	115,562
Other intangible assets	89,200
Other assets	3,118

Total assets acquired	349,337

Current liabilities	17,743

Total liabilities assumed	17,743

Net assets acquired	$331,594

The following table summarizes the purchase price allocation to the identifiable intangible assets of Republic as of the date of acquisition (in thousands, except years):

		Weighted - Average Life
Customer relationships	$80,800	12 years
Trademarks and trade names	8,400	13 years

	$89,200

The goodwill of approximately $115.6 million is primarily attributed to the synergies expected to arise after the acquisition. The goodwill is calculated as the excess of the purchase price over the fair values of the assets acquired and liabilities assumed and has been allocated to the steel products segment (see Note 8). Goodwill recognized for tax purposes was $118.6 million, all of which is deductible for such purposes.

On October 31, 2016, Nucor used cash on hand to acquire Independence Tube Corporation (“ITC”) for a purchase price of $430.1 million. ITC is a leading manufacturer of hollow structural section (“HSS”) steel tubing, which is primarily used in nonresidential construction markets. ITC has the ability to produce approximately 860,000 tons of HSS steel tubing annually at its four facilities, two of which are in Illinois and the other two are in Alabama. This acquisition not only further expands Nucor’s product portfolio to include the HSS steel tubing market but the Company also believes it is an important, value-added channel to market for Nucor’s hot-rolled sheet steel, as ITC’s plants are located in close proximity to Nucor’s sheet mills in Alabama, Indiana and Kentucky. ITC’s financial results are included as part of the steel products segment (see Note 22).

We have allocated the purchase price for ITC to its individual assets acquired and liabilities assumed.

The following table summarizes the fair values of the assets acquired and liabilities assumed of ITC as of the date of acquisition (in thousands):

Cash	$1,058
Accounts receivable	33,173
Inventory	94,400
Other current assets	1,743
Property, plant and equipment	177,668
Goodwill	29,522
Other intangible assets	130,900
Other assets	1,287

Total assets acquired	469,751

Current liabilities	39,633

Total liabilities assumed	39,633

Net assets acquired	$430,118

The following table summarizes the purchase price allocation to the identifiable intangible assets of ITC as of the date of acquisition (in thousands, except years):

		Weighted - Average Life
Customer relationships	$119,000	15 years
Trademarks and trade names	7,100	15 years
Other	4,800	5 years

	$130,900

The goodwill of approximately $29.5 million is primarily attributed to the synergies expected to arise after the acquisition. The goodwill is calculated as the excess of the purchase price over the fair values of the assets acquired and liabilities assumed and has been allocated to the steel products segment (see Note 8). Goodwill recognized for tax purposes was $30.5 million, all of which is deductible for such purposes.

Other acquisitions, exclusive of purchase price adjustments of acquisitions made and net of cash acquired, totaled $33.1 million in 2018, $212.7 million in 2017 and $50.1 million in 2016. Included in the 2017 amount is the January 9, 2017 acquisition of Southland Tube, Inc. (“Southland”) and the September 1, 2017 acquisition of St. Louis Cold Drawn, Inc. (“St. Louis Cold Drawn”). Nucor used cash on hand to acquire Southland and St. Louis Cold Drawn for purchase prices of approximately $130 million and $60 million, respectively. Southland is a manufacturer of HSS steel tubing, which is primarily used in nonresidential construction markets. Southland had shipments to external customers of approximately 290,000 tons in 2018 and has one manufacturing facility in Birmingham, Alabama. St. Louis Cold Drawn is a manufacturer of cold drawn rounds, hexagons, squares and special sections that mainly serves the U.S. and Mexican automotive and industrial markets. St. Louis Cold Drawn has two manufacturing locations, one in St. Louis, Missouri and the other in Monterrey, Mexico, that have a combined annual capacity of approximately 200,000 tons. The financial results of Southland and St. Louis Cold Drawn are included as part of the steel products segment (see Note 22).